Commitments and Contingencies - Minimum lease obligations (Details) $ in Millions	Dec. 31, 2018 USD ($)
Operating Leases Future Minimum Rental Payments
2019	$ 154
2020	143
2021	128
2022	112
2023	97
Thereafter	769
Total	1,403
Operating Leases Future Minimum Rental Receipts
2019	58
2020	47
2021	34
2022	22
2023	10
Thereafter	3
Total	$ 174